Business Developments - MUFG Union Bank (Details) - Disposal group, disposed of by sale, not discontinued operations - JPY (¥) ¥ in Millions	Mar. 31, 2023	Dec. 01, 2022	Mar. 31, 2022
Assets held for sale:
Total	¥ 0		¥ 11,621,567
Liabilities held for sale:
Other	¥ 0		11,157,660
MUFG Union Bank
Assets held for sale:
Interest-earning deposits in other banks		¥ 2,251,300	1,110,633
Investment securities		3,123,300	3,188,257
Loans, net of allowance for credit losses		7,567,700	6,561,316
Other			761,361
Total		13,935,600	11,621,567
Liabilities held for sale:
Deposits		11,789,900	10,448,481
Other			709,179
Total		¥ 13,128,000	¥ 11,157,660